COMMITMENTS AND CONTINGENCIES (Details) ¥ in Thousands	Dec. 31, 2024 CNY (¥)
COMMITMENTS AND CONTINGENCIES
Total	¥ 1,220,647
Operating leases commitments
COMMITMENTS AND CONTINGENCIES
Total	945,994
Capital Commitments
COMMITMENTS AND CONTINGENCIES
Total	272,019
Purchase of services
COMMITMENTS AND CONTINGENCIES
Total	¥ 2,634